Employee Benefit Plans - Pension Plan Assets Valued Using Net Asset Value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 154	$ 214
Unfunded commitments	43	47
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Fair value	364	258
Unfunded commitments	49	8
Pension Plan | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	152	158
Unfunded commitments	$ 0	$ 0
Redemption frequency	Monthly	Monthly
Pension Plan | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 128	$ 48
Unfunded commitments	$ 49	$ 8
Redemption frequency	N/A	N/A
Pension Plan | Property Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 51	$ 40
Unfunded commitments	$ 0	$ 0
Redemption frequency	Monthly	Daily-Quarterly
Pension Plan | Corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 20
Unfunded commitments	$ 0
Redemption frequency	N/A
Pension Plan | Contract Holder Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 13	$ 12
Unfunded commitments	$ 0	$ 0
Redemption frequency	N/A	N/A
Pension Plan | Minimum | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	30 days	30 days
Pension Plan | Minimum | Property Funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	0 days	0 days
Pension Plan | Maximum | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	45 days	45 days
Pension Plan | Maximum | Property Funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	90 days	90 days